RETIREMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
RETIREMENT PLANS [Abstract]
Summary of change in benefit obligation and plan assets, funded status and amounts recognized in balance sheet and accumulated other comprehensive income.
Below is a summary balance sheet of the change in plan assets during 2011 and 2010, the funded status of the plans, amounts recognized in the Consolidated Statements of Financial Position, and a summary of amounts recognized in accumulated other comprehensive income.

Summary Balance Sheet

	Pension Plans		Postretirement Welfare Plans
(Dollars in millions)	2011	2010	2011	2010

Change in projected benefit obligation:
Benefit obligation, beginning of year	$1,621	$1,508	$827	$777
Service cost	45	44	9	9
Interest cost	87	85	44	44
Actuarial loss	57	75	36	40
Curtailment	--	6	--	--
Settlement	(7)	--		--
Acquisitions	142	--	6	--
Plan amendments and other	(2)	--	--	--
Plan participants' contributions	1	--	14	12
Effect of currency exchange	(2)	(16)	--	--
Benefits paid	(154)	(81)	(55)	(55)
Benefit obligation, end of year	$1,788	$1,621	$881	$827

Change in plan assets:
Fair value of plan assets, beginning of year	$1,178	$1,087	$52	$51
Actual return on plan assets	45	133	1	9
Effect of currency exchange	(3)	(14)	--	--
Company contributions	125	53	36	39
Reserve for third party contributions	--	--	7	(4)
Plan participants' contributions	1	--	14	12
Benefits paid	(154)	(81)	(55)	(55)
Settlements	(7)	--	--	--
Acquisitions	94	--	--	--
Fair value of plan assets, end of year	$1,279	$1,178	$55	$52

Funded status at end of year	$(509)	$(443)	$(826)	$(775)

Amounts recognized in the Consolidated Statements of Financial Position consist of:
Other noncurrent asset	$24	$9	$--	$--
Current liability	(3)	(8)	(42)	(40)
Noncurrent liability	(530)	(444)	(784)	(735)
Net amount recognized, end of year	$(509)	$(443)	$(826)	$(775)

Amounts recognized in accumulated other comprehensive income consist of:
Prior service credit	$(26)	$(36)	$(99)	$(125)

Summary of benefit cost and amounts recognized in other comprehensive income
Components of net periodic benefit cost were as follows:

Summary of Benefit Costs and Other Amounts Recognized in Other Comprehensive Income
	Pension Plans			Postretirement Welfare Plans
(Dollars in millions)	2011	2010	2009	2011	2010	2009

Components of net periodic benefit cost:
Service cost	$45	$44	$42	$9	$9	$8
Interest cost	87	85	87	44	44	45
Expected return on assets	(100)	(85)	(77)	(2)	(3)	(3)
Curtailment (gain) charge (1)	--	4	--	(7)	--	--

Amortization of:
Prior service credit	(13)	(16)	(16)	(21)	(23)	(23)
Mark-to-market adjustment (2)	114	25	76	33	38	25

Net periodic benefit cost	$133	$57	$112	$56	$65	$52

Other changes in benefit obligations recognized in other comprehensive income:
Curtailment (3)	$--	$(2)	$--

Current year prior service credit	2	--	--
Amortization of:
Prior service credit	(13)	(16)	(16)

Total	$(11)	$(18)	$(16)

(1)
Includes $2 million charge in 2010 and $7 million gain in 2011 for the Performance Polymers segment that was sold January 31, 2011 and is included in discontinued operations.  For more information, see Note 4, "Discontinued Operations and Assets Held for Sale."

(2)
Includes MTM adjustments for discontinued operations for 2010 and 2009 of $5 million and $7 million, respectively, for pension plans and $5 million and $3 million, respectively, for postretirement welfare plans.

(3)	For the Performance Polymers segment that was sold January 31, 2011 and is included in discontinued operations. For more information, see Note 4, "Discontinued Operations and Assets Held for Sale."

Assumptions use to develop the projected benefit obligation
The assumptions used to develop the projected benefit obligation for the Company's significant U.S. and non-U.S. defined benefit pension plans and U. S. postretirement welfare plans are provided in the following tables.

	Pension Plans			Postretirement Welfare Plans
	2011	2010	2009	2011	2010	2009

Weighted-average assumptions used to determine benefit obligations for years ended December 31:
Discount rate	4.59%	5.33%	5.73%	4.96%	5.33%	5.76%
Rate of compensation increase	3.55%	3.60%	3.53%	3.50%	3.50%	3.50%
Health care cost trend
Initial				8.00%	8.00%	8.00%
Decreasing to ultimate trend of				5.00%	5.00%	5.00%
in year				2018	2017	2016

Weighted-average assumptions used to determine net periodic cost for years ended December 31:	2011	2010	2009	2011	2010	2009

Discount rate	5.33%	5.73%	6.05%	5.33%	5.76%	6.08%
Expected return on assets	8.24%	8.25%	8.47%	--	--	--
Rate of compensation increase	3.60%	3.53%	3.57%	3.50%	3.50%	3.50%
Health care cost trend
Initial				8.00%	8.00%	8.00%
Decreasing to ultimate trend of				5.00%	5.00%	5.00%
in year				2017	2016	2015

Fair value measurements of pension plan assets on a recurring basis
The following charts reflect the fair value of the defined pension plans assets as of December 31, 2011 and 2010:

(Dollars in millions)		Fair Value Measurements at December 31, 2011
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash	$9	$9	$--	$--
Debt:
Fixed Income (US)	80	50	30	--
Fixed Income (International)	155	--	155	--
US Treasury Securities	36	--	36	--
Public Equity Funds:
Domestic	407	32	375	--
International	199	12	187	--
International Commodities Funds	6	5	1	--
Private Equity, Real Estate Funds, and Other Alternative Investments	387	--	11	376
Total	$1,279	$108	$795	$376

(Dollars in millions)		Fair Value Measurements at December 31, 2010
Description	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash	$16	$16	$--	$--
Debt:
Fixed Income (US)	28	--	28	--
Fixed Income (International)	125	--	125	--
US Treasury Securities	32	--	32	--
Public Equity Funds:
Domestic	408	--	408	--
International	216	--	216	--
Private Equity, Real Estate Funds, and Other Alternative Investments	353	--	9	344
Total	$1,178	$16	$818	$344

Pension plan assets classified within Level 3 of the fair value hierarchy
The Company valued assets with unobservable inputs (Level 3), specifically its alternative investments, investments in private equity and investments in real estate and other funds under the practical expedient method.  The practical expedient method allows reporting entities to use the most recently reported net asset value ("NAV") of qualifying investment companies provided it is not probable that the investment will be sold by the reporting entity at an amount different from the most recently reported NAV.

(Dollars in millions)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Private Equity	Real Estate	Other Alternative Investments(1)	Total
Balance at December 31, 2009	$107	$92	$105	$304
Distributions	(20)	(2)	(19)	(41)
Unrealized gains/(losses)	19	(9)	14	24
Purchases, contributions, and other	23	25	9	57
Balance at December 31, 2010	129	106	109	344
Distributions	(30)	(7)	(25)	(62)
Unrealized gains/(losses)	23	9	15	47
Purchases, contributions, and other	28	10	9	47
Balance at December 31, 2011	$150	$118	$108	$376

(1) Primarily consists of natural resource and energy related limited partnership investments.

US and non-US pension plans asset target allocation by category
The target allocation for the Company's U.S. pension plans for 2012 and the asset allocation at December 31, 2011 and 2010, by asset category, are as follows:

	Target Allocation	Plan Assets at December 31, 2011	Plan Assets at December 31, 2010
Asset category

Equity securities	57%	52%	57%
Debt securities	17%	13%	8%
Real estate	8%	11%	11%
Other investments(1)	18%	24%	24%
Total	100%	100%	100%

Benefits expected to be paid from pension plans and benefits
Benefits expected to be paid from pension plans and benefits, net of participant contributions, expected to be paid for postretirement welfare obligations are as follows:

(Dollars in millions)	Pension Plans		Postretirement Welfare Plans
	U.S.	Non U.S.
2012	$130	$9	$47
2013	136	9	48
2014	137	10	49
2015	141	10	51
2016	140	11	53
2017-2021	688	57	290